Equity - Financial Liabilities and Equity (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Equity and liabilities [abstract]
Financing liabilities	¥ 10,163,557	¥ 7,665,168
Equity	¥ 13,005,872	¥ 11,502,291	¥ 10,772,546	¥ 9,372,839